Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000051979 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000051979 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000051979 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051981 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000051981 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000051981 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194069 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194069 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000194069 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000194069 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000194069 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194069 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194069 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194068 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194068 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000194068 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000194068 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000194068 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194068 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194068 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194070 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194070 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000194070 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000194070 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000194070 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194070 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194070 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194071 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000194071 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000194071 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000194071 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000194071 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000194071 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194071 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000204566 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204566 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204566 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000204566 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000204566 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204566 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204566 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204567 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204567 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000204567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000204567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000204567 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000204567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000204567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204567 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221977 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221977 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221977 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221977 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000221977 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000221977 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221977 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000221977 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000221977 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000221977 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221977 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263046 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263046 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263046 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.60%
C000263046 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263046 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000263046 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%